Provision (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of provisions

	As at 30 June 2023 unaudited £’000	As at 31 December 2022 £’000
Opening provision at 1 January	207	50
Utilisation of provision	(207)	(43)
Provision recognised during the period	-	200
	-	207